Other Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 6,263	$ 7,867
Deferred charges and prepaid expenses	5,158	6,087
Deposits receivable	2,750	473
Advances to suppliers	963	405
Hedging asset	920	8
Other	517	916
Other accounts receivable and prepaid expenses, Total	$ 16,571	$ 15,756